Accounts Receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Accounts receivable, net

3.Accounts Receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Accounts receivable	29,289,301	22,651,618	5,108,658
Allowance for doubtful accounts:
Balance at beginning of the year	(1,774,192)	(1,161,955)	(1,168,516)
Additions charged to bad debt expense	(359,252)	(34,005)	(91,369)
Write-off	964,474	28,367	1,101,163
Foreign exchange effect	7,015	(923)	(692)
Balance at end of the year	(1,161,955)	(1,168,516)	(159,414)
Accounts receivable, net	28,127,346	21,483,102	4,949,244